SHARE-BASED COMPENSATION AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of warrants outstanding

	2026		2025
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
	(Unaudited)
Warrants outstanding, January 1,	400,000	$4.00	400,000	$4.00
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Warrants outstanding, June 30,	400,000	$4.00	400,000	$4.00

Warrants exercisable, June 30,	400,000	$4.00	400,000	$4.00

	2025		2024
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price

Warrants outstanding, January 1,	400,000	$4.00	400,000	$4.00
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Warrants outstanding, December 31,	400,000	$4.00	400,000	$4.00

Warrants exercisable, December 31,	400,000	$4.00	400,000	$4.00